Submission	Feb. 04, 2026
Submission [Line Items]
Central Index Key	0000794447
Registrant Name	NEXTERA ENERGY CAPITAL HOLDINGS INC
Registration File Number	333-278184-02
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A